Borrowings - Term Loans I and II (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Oct. 31, 2024	May 31, 2020	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Aug. 31, 2024
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings				$ 2,201,133	$ 1,238,348	$ 1,844,768
Borrowings				2,720,574		$ 1,735,573
Loss on early retirement of debt		$ 2,470
Term Loan I
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 160,000
Discount percentage			1.00%
Proceeds from borrowings			$ 158,400
Interest rate			6.50%			6.50%
Borrowings				0		$ 88,948
Term Loan II
Disclosure of detailed information about borrowings [line items]
Interest rate						8.83%
Borrowings on term loan		82,651					$ 60,000
Borrowings on revolving loan		12,349					5,000
Borrowings		$ 95,000		0		$ 83,851	$ 65,000
Loss on early retirement of debt	$ 178
Term Loan II | Two Thousand Twenty Five February
Disclosure of detailed information about borrowings [line items]
Fixed amortization of monthly principal loan payments				500
Term Loan II | Two Thousand Twenty Five July
Disclosure of detailed information about borrowings [line items]
Fixed amortization of monthly principal loan payments				$ 1,000
Term Loan II | Bottom of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread				4.25%
Term Loan II | Top of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread				5.25%